Annual Fund Operating Expenses	Jul. 29, 2026
First Sentier American Listed Infrastructure Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
First Sentier American Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	6.12%
Expenses (as a percentage of Assets)	6.87%
Fee Waiver or Reimbursement	(6.12%)	[2]
Net Expenses (as a percentage of Assets)	0.75%
First Sentier Global Listed Infrastructure Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
First Sentier Global Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.39%)	[4]
Net Expenses (as a percentage of Assets)	0.75%
Stewart Investors Global Emerging Markets Leaders Fund | Select Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	5.86%
Expenses (as a percentage of Assets)	6.51%
Stewart Investors Global Emerging Markets Leaders Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	5.86%
Expenses (as a percentage of Assets)	6.61%

[1]	The American Listed Fund may accrue up to 0.10% in “Shareholder Servicing Plan Fee” of the average daily net assets of the Fund’s shares; however, the Fund’s accrual is currently set at 0.00% through at least July 29, 2027, and any accrual increase must first be approved by the Board of Trustees (the “Board”).
[2]	First Sentier Investors (US) LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and any other class-specific expenses, such as shareholder servicing plan fees) exceed 0.75% of the average daily net assets of the Fund through July 29, 2027. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.
[3]	The Global Listed Fund may accrue up to 0.10% in “Shareholder Servicing Plan Fee” of the average daily net assets of the Fund’s shares. Effective December 8, 2025, the Fund’s accrual is set at 0.00% through at least July 29, 2027, and any accrual increase must first be approved by the Board of Trustees (the “Board”).
[4]	Effective December 8, 2025, First Sentier Investors (US) LLC (the “Adviser”), the Fund’s investment adviser, contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and any other class-specific expenses, such as shareholder servicing plan fees) exceed 0.75% of the average daily net assets of the Fund through July 29, 2027. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board or upon termination of the Investment Management Agreement.